DIVIDENDS	12 Months Ended
Dec. 31, 2023
DIVIDENDS
DIVIDENDS

26. DIVIDENDS

No dividend was declared by the Company during the years ended December 31, 2021 and 2022.

In August 2023, the Group’s Board of Directors approved a special cash dividend of US$0.057 per ordinary share, or US$0.171 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on September 15, 2023, Beijing/Hong Kong Time and New York Time, respectively, payable in U.S. dollars. As a result, US$198.5 million dividend has been paid out during 2023, which funded by surplus cash on the Company’s balance sheet.